Dividends declared and paid (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Dividends Declared and Paid

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2018: US$0.73 per share (2017: US$0.90 per share)	248,844	197,353	29,499
Special dividend paid in 2018: US$1.48 per share (2017: US$Nil per share)	—	400,106	59,806

	248,844	597,459	89,305

Dividend paid in cash	235,947	597,459	89,305
Dividend paid in shares (Note 22)	12,897	—	—

	248,844	597,459	89,305